Investments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Percentage of the Company's Equity Interest

	Control	2018	2017
Hidrelétrica Cachoeirão	Jointly-controlled	49	58
Hidrelétrica Pipoca	Jointly-controlled	31	26
Retiro Baixo	Jointly-controlled	171	158
Aliança Norte (Belo Monte plant)	Jointly-controlled	664	577
Madeira Energia (Santo Antônio plant)	Affiliated	270	535
FIP Melbourne (Santo Antônio plant)	Affiliated	470	582
Baguari Energia	Jointly-controlled	162	148
Renova	Jointly-controlled	—	282
Aliança Geração	Jointly-controlled	1,217	1,242
Central Eólica Praias de Parajuru	Subsidiary	—	60
Central Eólica Volta do Rio	Subsidiary	—	68
Central Eólica Praias de Morgado	Jointly-controlled	—	51
Amazônia Energia (Belo Monte Plant)	Jointly-controlled	1,013	867
Light (1)	Subsidiary	—	1,534
Guanhães Energia (1)	Subsidiary	—	25
Axxiom Soluções Tecnológicas (1)	Subsidiary	—	12
Usina Hidrelétrica Itaocara S.A. (1)	Subsidiary	—	4
Lightger (1)	Subsidiary	—	41
Taesa	Jointly-controlled	1,143	1,101
Ativas Data Center	Affiliated	16	17
RME (2)	Subsidiary	—	383
UFV Janaúba Geração de Energia Elétrica Distribuída (3)	Affiliated	9	—
Companhia de Transmissão Centroeste de Minas	Jointly-controlled	20	21

Total of investments		5,235	7,792

(1)

Until December 31, 2017 Light was a jointly-controlled entity as described in Note 17.1. On November 30, 2018 Company obtained control of Light, and subsequently, in accordance with IFRS 5, reclassified the investment in Light, Axxion, Lightger, Guanhães and Itaocara as Non-current assets held for sale.

(2)

On November 30, 2018 the Company acquired all RME’s shares, and therefore as from that date on it consolidates that company in its financial statements. RME’s sole asset is its holdings in the share capital of Light. Hence, the Comapay no longer presents the investment that it previously held at RME in its consolidated statement, presenting only the interest in Light.

(3)

Special-purpose Company (SPC) constituted by Efficientia and GD Energia (holding company of the Mori Group) to develop a 5MW photovoltaic generation plant in Janaúba, Minas Gerais, to be leased to customers of Cemig Distribuição that qualify under Aneel Resolution 482/2012.

Allocation of Acquisition Price of Jointly-Controlled Subsidiaries, A Valuation was Made of Intangible Assets Relating to Right to Operate Regulated Activity

Changes in these assets are as follows:

Investees	2015	Addition	Amortization	Written off	2016	Amortization	Written off	2017	Addition	Amortization	Written off	2018
Taesa	415	—	(18)	(109)	288	(13)	(86)	189	—	(9)	—	180
Light	231	—	(22)	—	209	(23)	—	186	—	(22)	(164)	—
Lepsa	—	50	(1)	—	49	(6)	(43)	—	—	—	—	—
RME	—	49	(1)	—	48	(5)	—	43	20	(5)	(58)	—

Total	646	99	(42)	(109)	594	(47)	(129)	418	20	(36)	(222)	180

Summary of Changes in Investments in Subsidiaries Jointly Controlled Entities and Affiliates

This table shows the changes in investments in subsidiaries, jointly-controlled entities and affiliates:

Investee	2017	Gain (loss) by equity method (Income statement)	Remeasurement of previously held equity interest in subsidiaries acquired (step- acquisition)	Dividends	Additions / acquisitions	Disposals	Reclassification to held for sale	Others	2018
Companhia de Transmissão Centroeste de Minas	21	5	—	(6)	—	—	—	—	20
Light (1)	1,534	19	(231)	(8)	—	—	(1,255)	(59)	—
RME (1)/(5)	383	3	(52)	(1)	104	—	(326)	(111)	—
Axxiom Soluções Tecnológicas (1)	12	(7)	—	—	—	—	(4)	(1)	—
Lightger (1)	41	3	84	(2)	—	—	(126)	—	—
Guanhães Energia (1)	25	30	—	—	57	—	(112)	—	—
Usina Hidrelétrica Itaocara S.A. (1)	4	(4)	—	—	5	—	(5)	—	—
Hidrelétrica Pipoca	26	7	—	(2)	—	—	—	—	31
Madeira Energia (Santo Antônio plant) (2) (4)	535	(163)	—	—	25	—	—	(127)	270
FIP Melbourne (Santo Antônio plant) (4)	582	(139)	—	—	27	—	—	—	470
Hidrelétrica Cachoeirão	58	10	—	(19)	—	—	—	—	49
Baguari Energia	148	28	—	(15)	—	—	—	1	162
Central Eólica Praias de Parajuru (3)	60	(6)	21	—	74	(3)	—	(146)	—
Central Eólica Volta do Rio (3)	68	(16)	59	—	92	(22)	—	(181)	—
Central Eólica Praias de Morgado (3)	51	(15)	—	—	—	(12)	—	(24)	—
Amazônia Energia (Belo Monte Plant)	867	80	—	—	69	—	—	(3)	1,013
Aliança Norte (Belo Monte plant)	577	44	—	—	43	—	—	—	664
Ativas Data Center	17	(1)	—	—	—	—	—	—	16
Taesa (1)	1,101	225	—	(208)	—	—	—	25	1,143
Renova	282	(282)	—	—	—	—	—	—	—
Aliança Geração	1,242	65	—	(90)	—	—	—	—	1,217
Retiro Baixo	158	10	—	(3)	6	—	—	—	171
UFV Janaúba Geração de Energia Elétrica Distribuída		0	—	—	9	—	—	—	9
Total of investments	7,792	(104)	(119)	(354)	511	(37)	(1,828)	(626)	5,235

(1)

The movement in the Others column arises from the first-time adoption of the new accounting standards on January 1, 2018, recognized by the investees directly in equity without inclusion in the statement of income. For more details, please see Note 2.5. The column Reclassification to held for sale includes the effect of the reclassification of the investment in Light, Axxion, Lightger, Guanhães and Itaocara to Non-current assets held for sale, in accordance with IFRS 5.

(2)

Due to the result of analysis of impairment indication, due to the recurring losses incurred by Madeira, a provision was recognized for loss of part of the residual added value of the investment in Madeira, to limit its balance to the minimum value of the excess of future economic benefits arising from use of the net fixed asset on December, 31, 2018, using the nominal WACC of 9.59% as the discount rate. The provision is presented in the statement of income for the year ended December, 31, 2018 as Impairment loss on Investments.

(3)

Movements arising from the business combination between the Company and Energimp. The rights to exploitation of the regulated activity are classified in the consolidated statement of financial position under Intangible. Details of the transaction are in the topic Parajuru, Volta do Rio and Morgado in this note.

(4)

In October 2018 the subsidiary Cemig GT subscribed capital increases in Mesa and FIP Melbourne, of R$ 25 and R$ 27, respectively. These funds were entirely applied in capital contributions to Santo Antônio Energia S.A. (‘Saesa’ or ‘Santo Antônio Hydroelectric Plant’).

(5)	As mentioned in note 38, on April 24, 2019 the merger of the subsidiaries Lepsa and RME into the Company was completed.

	2016	Gain (loss) by equity method (Income statement)	Gain (loss) by equity method (Other comprehensive income)	Dividends	Additions / acquisitions	Disposals	Others	2017
Companhia Transleste de Transmissão	22	5	—	(7)	—	(20)	—	—
Companhia Transudeste de Transmissão	21	3	—	(12)	—	(12)	—	—
Companhia Transirapé de Transmissão	24	4	—	(6)	—	(22)	—	—
Companhia de Transmissão Centroeste de Minas	21	5	—	(5)	—	—	—	21
Light (1)	1,070	35	(3)	—	—	—	432	1,534
Axxiom Soluções Tecnológicas	19	(7)	—	—	—	—	—	12
Lepsa (1)	344	—	(2)	—	—	—	(342)	—
RME	339	7	(2)	—	38	—	1	383
Hidrelétrica Cachoeirão	50	10	—	(3)	—	—	1	58
Guanhães Energia (2)	—	(13)	—	—	97	—	(59)	25
Hidrelétrica Pipoca	32	2	—	(8)	—	—	—	26
Madeira Energia (Santo Antônio plant)	644	(109)	—	—	—	—	—	535
FIP Melbourne (Santo Antônio plant)	677	(95)	—	—	—	—	—	582
Lightger	42	2	—	(3)	—	—	—	41
Baguari Energia	162	17	—	(30)	—	—	(1)	148
Central Eólica Praias de Parajuru	63	(1)	—	—	—	—	(2)	60
Central Eólica Volta do Rio	81	(12)	—	—	—	—	(1)	68
Central Eólica Praias de Morgado	60	(8)	—	—	—	—	(1)	51
Amazônia Energia (Belo Monte Plant)	781	1	—	—	85	—	—	867
Ativas Data Center	18	(2)	—	—	—	—	1	17
Taesa (3)	1,583	216	—	(183)	—	(515)	—	1,101
Renova	689	(390)	(34)	—	18	—	(1)	282
Usina Hidrelétrica Itaocara S.A.	3	(2)	—	—	3	—	—	4
Aliança Geração	1,319	72	—	(149)	—	—	—	1,242
Aliança Norte (Belo Monte plant)	527	(2)	—	—	51	—	1	577
Retiro Baixo	162	10	—	(14)	—	—	—	158

Total of investments	8,753	(252)	(41)	(420)	292	(569)	29	7,792

Guanhães Energia – Uncovered liabilities of jointly-controlled entity (2)	(59)	—	—	—	—	—	59	—

Total	8,694	(252)	(41)	(420)	292	(569)	88	7,792

(1)

On November 30, 2017 the Company acquired all Lepsa’s shares, and therefore as from that date on it consolidates that company in its financial statements. Lepsa’s sole asset is its holdings in the share capital of Light. Hence, the Company no longer presents the investment that it previously held at Lepsa in its consolidated statement, presenting only the interest in Light.

(2)	Uncovered liability reversed through injection of capital.
(3)

On November 2017 the Company sold part of its equity interest in the jointly-controlled entity Taesa. The Company sold 34 million Units of Taesa at the price of R$ 21.10 per Unit. With the sale, the Company’s holding in the share capital of Taesa was reduced from 31.54% to 21.68%. The shares that were sold are not part of the controlling shareholding block of Taesa, and as a result Cemig continues to be in the controlling block of Taesa.

	2015	Equity method gain (Statement of income)	Gain (loss) by equity method (Other comprehensive income)	Dividends	Additions / acquisitions	Disposals	Merger	Other	2016
Companhia Transleste de Transmissão	18	6	—	(2)	—	—	—	—	22
Companhia Transudeste de Transmissão	18	4	—	(1)	—	—	—	—	21
Companhia Transirapé de Transmissão	19	5	—	—	—	—	—	—	24
Transchile	108	2	(23)	—	—	(87)	—	—	—
Companhia de Transmissão Centroeste de Minas	18	5	—	(2)	—	—	—	—	21
Light	1,188	(121)	3	—	—	—	—	—	1,070
Axxiom Soluções Tecnológicas	24	(5)	—	—	—	—	—	—	19
Lepsa	—	(18)	1	(57)	252	—	166	—	344
RME	—	(20)	—	(58)	247	—	169	1	339
Hidrelétrica Cachoeirão	42	10	—	(2)	—	—	—	—	50
Guanhães Energia (1)	19	(103)	—	—	25	—	—	59	—
Hidrelétrica Pipoca	27	5	—	—	—	—	—	—	32
Madeira Energia (Santo Antônio Plant through Madeira Energia)	676	(71)	—	—	39	—	—	—	644
FIP Melbourne (Santo Antônio Plant through Madeira Energia)	703	(63)	—	—	40	—	—	(3)	677
LightGer	37	5	—	—	—	—	—	—	42
Baguari Energia	187	41	—	(14)	—	—	—	(52)	162
Central Eólica Praias de Parajuru	63	—	—	—	—	—	—	—	63
Central Eólica Volta do Rio	85	(4)	—	—	—	—	—	—	81
Central Eólica Praias de Morgado	62	(2)	—	—	—	—	—	—	60
Amazônia Energia (Belo Monte Plant through Norte Energia)	495	(6)	—	—	292	—	—	—	781
Ativas Data Center (2)	—	(31)	—	—	99	—	—	(50)	18
Parati	358	(24)	1	—	—	—	(335)	—
Taesa	2,242	342	—	(382)	—	(619)	—	—	1,583
Renova (3)	1,527	(372)	19	—	278	—	—	(763)	689
Usina Hidrelétrica Itaocara S.A.	—	—	—	—	3	—	—	—	3
Aliança Geração	1,327	104	—	(112)	—	—	—	—	1,319
Aliança Norte (Belo Monte Plant through Norte Energia)	354	(7)	—	—	180	—	—	—	527
Retiro Baixo	148	16	—	(2)	—	—	—	—	162

Total of investments	9,745	(302)	1	(632)	1,455	(706)	—	(808)	8,753

Ativas Data Center – Uncovered liabilities of jointly-controlled entity	(28)	—	—	—	—	—	—	28	—
Guanhães Energia – Uncovered liabilities of jointly-controlled entity	—	—	—	—	—	—	—	(59)	(59)

Total	9,717	(302)	1	(632)	1,455	(706)	—	(839)	8,694

1)	Transfer to uncovered liabilities.
2)	The amount of R$ 50 refers to the dilution of shareholding interest arising from subscription of share capital by a new shareholder.
3)	The amount of R$ 763 refers to the impairment of intangible concession assets resulting from the financial difficulties of Renova.

Summary of Changes in Dividends Receivable	Changes in dividends receivable are as follows:

	2018	2017
Initial balance	77	11
Investees’ dividends proposed	354	420
Amounts received	(311)	(354)

Final balance	120	77

Subsidiaries and Jointly Controlled Entities Percentage by the Company's Ownership Interest
c)	Information from the subsidiaries, jointly-controlled entities and affiliates:

Company	Number of shares	2018			2017			2016
		Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity
Cemig Geração e Transmissão	2,896,785,358	100.00	2,600	4,980	100.00	1,838	4,794	100.00	1,838	4,583
Madeira Energia (Usina Santo Antônio)	12,034,025,147	15.51	10,620	4,657	18.13	9,547	5,327	18.13	10,152	6,419
Hidrelétrica Cachoeirão	35,000,000	49.00	35	100	49.00	35	118	49.00	35	103
Guanhães Energia	396,401,600	49.00	396	228	49.00	331	51	49.00	186	-
Hidrelétrica Pipoca	41,360,000	49.00	41	63	49.00	41	53	49.00	41	65
Baguari Energia (1)	26,157,300,278	69.39	187	234	69.39	187	214	69.39	187	248
Central Eólica Praias de Parajuru (4)	71,834,843	100.00	72	80	49.00	71	89	49.00	71	89
Central Eólica Volta do Rio (4)	138,867,440	100.00	139	84	49.00	117	116	49.00	117	137
Central Eólica Praias de Morgado (4)	—	—	—	—	49.00	53	54	49.00	53	65
Lightger	79,078,937	49.00	79	86	49.00	79	83	49.00	79	85
Aliança Norte (Usina Belo Monte)	41,437,698,407	49.00	1,206	1,247	49.00	1,119	1,066	49.00	1,014	1,077
Amazônia Energia (Usina Belo Monte) (1)	1,322,427,723	74.50	1,322	1,359	74.50	1,230	1,163	74.50	1,116	1,048
Aliança Geração	1,291,582	45.00	1,291	1,858	45.00	1,291	1,858	45.00	1,291	1,973
Retiro Baixo	222,850,000	49.90	223	278	49.90	223	258	49.90	223	264
Renova (1)	41,719,724	36.23	2,919	-76	36.23	2,919	780	34.15	2,856	1,956
Usina Hidrelétrica Itaocara S.A.	22,165,114	49.00	22	10	49.00	11	8	49.00	6	6
Cemig Ger.Três Marias S.A.	1,291,423,369	100.00	1,291	1,396	100.00	1,291	1,392	100.00	1,291	1,410
Cemig Ger.Salto Grande S.A.	405,267,607	100.00	405	440	100.00	405	440	100.00	405	444
Cemig Ger. Itutinga S.A.	151,309,332	100.00	151	179	100.00	151	171	100.00	151	170
Cemig Geração Camargos S.A.	113,499,102	100.00	113	132	100.00	113	130	100.00	113	127
Cemig Geração Sul S.A.	148,146,505	100.00	148	176	100.00	148	168	100.00	148	167
Cemig Geração Leste S.A.	100,568,929	100.00	101	121	100.00	101	116	100.00	101	116
Cemig Geração Oeste S.A.	60,595,484	100.00	61	70	100.00	61	69	100.00	61	70
Rosal Energia S.A. (3)	46,944,467	100.00	47	125	—	—	—	—	—	—
Sá Carvalho S.A. (3)	361,200,000	100.00	37	94	—	—	—	—	—	—
Horizontes Energia S.A. (3)	39,257,563	100.00	39	55	—	—	—	—	—	—
Cemig PCH S.A. (3)	45,952,000	100.00	46	93	—	—	—	—	—	—
Usina Termelétrica do Barreiro S.A. (3)	16,902,000	100.00	17	18	—	—	—	—	—	—
Empresa de Serviços de Comercialização de Energia Elétrica S.A. (3)	486,000	100.00	—	27	—	—	—	—	—	—
Cemig Comercializadora de Energia Incentivada S.A. (3)	1,000,000	100.00	1	3	—	—	—	—	—	—
Cemig Trading S.A. (3)	1,000,000	100.00	1	28	—	—	—	—	—	—
Cemig Distribuição	2,359,113,452	100.00	2,772	4,642	100.00	2,772	3,737	100.00	2,362	2,5
Rosal Energia (3)	—	—	—	—	100.00	47	107	100.00	47	141
Sá Carvalho (3)	—	—	—	—	100.00	37	103	100.00	37	106
Horizontes Energia (3)	—	—	—	—	100.00	39	53	100.00	39	52
Cemig PCH (3)	—	—	—	—	100.00	36	97	100.00	36	92
UTE Barreiro (3)	—	—	—	—	100.00	17	18	100.00	31	39
Empresa de Comercialização de Energia Elétrica (3)	—	—	—	—	100.00	—	18	100.00	—	20
Cemig Comercializadora de Energia Incentivada (3)	—	—	—	—	100.00	1	2	100.00	1	2
Cemig Trading (3)	—	—	—	—	100.00	1	29	100.00	1	29
Light	203,934,060	26.06	2,226	3,389	26.06	2,226	3,462	26.06	2,226	3,354
TAESA	1,033,496,721	21.68	3,042	4,572	21.68	3,042	4,347	31.54	3,042	4,308
Cemig Telecom (2)	—	—	—	—	100.00	292	247	100.00	242	192
Ativas Data Center	456,540,718	19.60	182	84	—	—	—	—	—	—
Gasmig	409,255,483	99.57	665	1,001	99.57	665	1,224	99.57	665	1,426
Cemig Geração Distribuída (5)	174,281	100.00	0	3	100.00	0	5	100.00	—	4
LEPSA	1,379,839,905	100.00	406	447	100.00	406	456	66.62	438	443
RME	1,365,421,406	100.00	403	423	75.00	403	453	66.27	434	440
Efficientia	15,121,845	100.00	15	18	100.00	6	7	100.00	6	5
Companhia de Transmissão Centroeste de Minas	28,000,000	51.00	28	39	51.00	28	40	51.00	28	42
Companhia Transleste de Transmissão	49,569,000	—	—	—	—	—	—	25.00	50	81
Companhia Transudeste de Transmissão	30,000,000	—	—	—	—	—	—	24.00	30	85
Companhia Transirapé de Transmissão	22,340,490	—	—	—	—	—	—	24.50	22	98
Axxiom Soluções Tecnológicas	46,600,000	49.00	47	17	49.00	47	24	49.00	47	39

(1)	Jointly-control under a Shareholders’ Agreement.
(2)	On March 31, 2018 Cemig Telecom was merged into the Company.
(3)

On November 30, 2018 ownership of the Company’s wholly-owned subsidiaries Rosal Energia, Sá Carvalho, Horizontes Energia, Cemig PCH, UTE Barreiro, Empresa de Comercialização de Energia Elétrica, Cemig Comercializadora de Energia Incentivada and Cemig Trading was transferred to the wholly-owned subsidiary Cemig GT.

(4)

Movements arising from the business combination between the Company and Energimp. The rights to exploitation of the regulated activity are classified in the consolidated statement of financial position under Intangible. Details of the transaction are in the topic Parajuru, Volta do Rio and Morgado in this note.

(5)	Previously named “Usina Térmica Ipatinga S.A” until December, 2017.

Summarized Financial Information of the Company's Equity Investees

The main balances for the affiliated and jointly-controlled entities, at December 31, 2018, 2017 and 2016, are as follows:

2018	Centroeste	Ativas Data Center	Taesa	Hidrelétrica Cachoeirão	Hidrelétrica Pipoca	Retiro Baixo	Aliança Norte
Assets
Current	19	17	1,679	23	12	47	—
Cash and cash equivalents	—	1	19	18	4	36	—
Non-current	36	106	6,750	85	95	354	1,247

Total assets	55	123	8,429	108	107	401	1,247
Liabilities
Current	6	23	606	7	11	32	—
Loans and financings – Current	3	9	8	—	7	14	—
Non-current	10	16	3,252	—	33	91	—
Loans and financings – Non-Current	10	13	402	—	33	82	—
Equity	39	84	4,572	100	63	278	1,247

Total liabilities	55	123	8,430	107	107	401	1,247
Statement of income
Net sales revenue	14	70	1,245	50	29	71	—
Cost of sales	(1)	(72)	(185)	(29)	(12)	(29)	—
Depreciation and amortization	—	—	—	(3)	(3)	(10)	—
Gross profit (loss)	13	(2)	1,060	21	17	42	—
General and administrative expenses	—	(16)	(138)	—	—	(4)	(3)
Finance income	1	—	53	1	—	2	1
Finance expenses	(3)	(3)	(275)	—	(4)	(11)	(1)
Operational profit (loss)	11	(21)	700	22	13	29	(3)
Share of (loss) profit, net, of subsidiaries and joint ventures	—	—	481	—	—	—	97
Income and Social Contribution taxes	(1)	—	(110)	(2)	(1)	(3)	—

Net income (loss) for the year	10	(21)	1,071	20	12	26	94

Comprehensive income (loss) for the year
Net income (loss) for the year	10	(21)	1,071	20	12	26	94

Comprehensive income (loss) for the year	10	(21)	1,071	20	12	26	94

2018	Amazônia Energia	Madeira Energia	Baguari Energia	Renova	Aliança Geração
Assets
Current	—	618	44	295	712
Cash and cash equivalents	—	69	8	—	344
Non-current	1,360	22,453	201	1,229	2,277

Total assets	1,360	23,071	245	1,524	2,989
Liabilities
Current	1	1,281	7	442	534
Loans and financings – Current	—	53	—	342	149
Non-current	—	17,134	5	1,158	597
Loans and financings – Non-Current	—	10,220	—	—	140
Equity	1,359	4,656	233	(76)	1,858

Total liabilities	1,360	23,071	245	1,524	2,989
Statement of income
Net sales revenue	—	3,005	74	—	907
Cost of sales	—	(2,689)	(31)	(4)	(555)
Depreciation and amortization	—	—	(9)	(4)	(125)
Gross profit (loss)	—	316	43	(4)	352
General and administrative expenses	(1)	(195)	—	(93)	(31)
Finance income	2	128	3	1	30
Finance expenses	(2)	(1,881)	(1)	(84)	(67)
Operational profit (loss)	(1)	(1,632)	45	(180)	284

Share of (loss) profit, net, of subsidiaries and joint ventures	105	—	—	(676)	10
Income and Social Contribution taxes	(1)	(112)	(4)	—	(96)

Net income (loss) for the year	103	(1,744)	41	(856)	198

Comprehensive income (loss) for the year
Net income (loss) for the year	103	(1,744)	41	(856)	198

Comprehensive income (loss) for the year	103	(1,744)	41	(856)	198

2017 (1)	Centroeste	RME	Light	Taesa	Axxiom	Aliança Norte	Itaocara	Lightger	Amazônia Energia	Aliança Geração
Assets
Current	56	2	4,250	1,970	46	1	5	51	—	622
Cash and cash equivalents	17	1	342	2	3	—	5	1	—	468
Non-current	1	451	11,181	6,608	11	1,065	11	142	1,163	2,398

Total assets	57	453	15,431	8,578	57	1,066	16	193	1,163	3,020

Liabilities
Current	4	—	5,575	736	29	—	1	31	—	448
Suppliers	—	—	2,023	48	1	—	1	20	—	44
Loans and financings – Current	3	—	1,373	—	5	—	—	—	—	84
Non-current	13	—	6,394	3,495	4	—	7	79	—	714
Equity	40	453	3,462	4,347	24	1,066	8	83	1,163	1,858

Total liabilities	57	453	15,431	8,578	57	1,066	16	193	1,163	3,020

Statement of income
Net sales revenue	15	—	11,315	1,104	43	—	—	42	—	920
Cost of sales	(4)	—	—	(209)	(55)	—	(4)	(28)	—	(554)
Depreciation and amortization	(1)	—	—	(1)	(2)	—	—	(11)	—	(127)

Gross profit (loss)	11	—	11,315	895	(12)	—	(4)	14	—	366
General and administrative expenses	—	(1)	(9,941)	(124)	(7)	(1)	—	(2)	(1)	(11)
Finance income	2	16	136	368	1	—	—	4	2	30
Finance expenses	(2)	—	(1,212)	(434)	(1)	—	—	(9)	—	(65)

Operational profit (loss)	11	15	298	705	(19)	(1)	(4)	7	1	320
Income and Social Contribution taxes	(1)	—	(174)	(58)	6	—	—	(3)	—	(104)

Net income (loss) for the year	10	15	124	647	(13)	(1)	(4)	4	1	216

Comprehensive income (loss) for the year
Net income (loss) for the year	10	15	124	647	(13)	(1)	(4)	4	1	216

Comprehensive income (loss) for the year	10	15	124	647	(13)	(1)	(4)	4	1	216

(1)

The ‘Transmineiras’ companies (Companhia Transleste de Transmissão S.A.; Companhia Transudeste de Transmissão S.A. and Companhia Transirapé de Transmissão S.A.) were removed from the table for 2017, due to their sale in November 2017. LEPSA is not presented in the 2017 table due to the fact that it has been under the Company’s control since November 2017.

2017	Hidrelétrica Cachoeirão	Baguari Energia	Guanhães Energia	Madeira Energia	Hidrelétrica Pipoca	Retiro Baixo	Renova	Central Eólica de Parajuru	Central Eólica de Morgado	Central Eólica Volta do Rio
Assets
Current	51	29	11	557	15	23	32	41	11	16
Cash and cash equivalents	46	5	7	55	6	14	—	35	7	5
Non-current	87	209	42	23,594	95	366	1,679	121	136	233

Total assets	138	238	53	24,151	110	389	1,711	162	147	249

Liabilities
Current	10	18	2	2,031	18	27	395	26	90	126
Suppliers	1	10	—	203	6	3	25	1	2	1
Non-current	10	6	—	16,793	39	104	536	47	3	7
Equity	118	214	51	5,327	53	258	780	89	54	116

Total liabilities	138	238	53	24,151	110	389	1,711	162	147	249

Statement of income
Net sales revenue	39	64	—	2,971	29	67	—	21	14	22
Cost of sales	(17)	(37)	(1)	(1,859)	(18)	(34)	(5)	(16)	(17)	(28)
Depreciation and amortization	(4)	(9)	—	—	(3)	(10)	(5)	(10)	(10)	(17)
Gross profit (loss)	22	27	(1)	1,112	11	33	(5)	5	(3)	(6)
General and administrative expenses	—	—	—	(817)	(1)	—	—	(2)	(1)	(3)
Provision for loss	—	—	(22)	—	—	—	—	—	—	—
Financial income	4	6	1	115	2	3	4	3	2	3
Finance expenses	(2)	—	(3)	(1,551)	(5)	(11)	(1,260)	(6)	(8)	(12)
Operational profit (loss)	24	33	(25)	(1,141)	7	25	(1,261)	—	(10)	(18)
Income and Social Contribution taxes	(3)	(11)	—	49	(2)	(3)	121	—	(1)	(3)

Net income (loss) for the year	21	22	(25)	(1,092)	5	22	(1,140)	—	(11)	(21)

Comprehensive income (loss) for the year
Net income (loss) for the year	21	22	(25)	(1,092)	5	22	(1,140)	—	(11)	(21)

Comprehensive income (loss) for the year	21	22	(25)	(1,092)	5	22	(1,140)	—	(11)	(21)

2016	Parati	Transleste	Transirapé	Centroeste	Transudeste	Lepsa	RME	Light	Taesa	Axxiom	Aliança Norte
Assets
Current	12	50	41	61	32	6	3	3,612	1,955	66	2
Cash and cash equivalents	8	3	2	20	4	—	—	668	102	9	2
Non-current	1,327	123	122	1	78	437	437	10,718	6,456	13	1,075

Total assets	1,339	173	163	62	110	443	440	14,330	8,411	79	1,077

	—	—	—	—	—	—	—	—	—	—	—
Liabilities	—	—	—	—	—	—	—	—	—	—	—
Current	—	28	33	5	22	—	—	4,871	1,074	32	—
Suppliers	—	—	—	—	—	—	—	1,342	37	1	—
Loans and financings	—	18	19	3	19	—	—	15,568	9	10	—
Non-current	—	63	32	15	3	—	—	6,105	3,029	8	—
Equity	1,339	82	98	42	85	443	440	3,354	4,308	39	1,077

Total liabilities	1,339	173	163	62	110	443	440	14,330	8,411	79	1,077

	—	—	—	—	—	—	—	—	—	—	—
Statement of income	—	—	—	—	—	—	—	—	—	—	—
Net sales revenue	—	34	45	13	22	—	—	9,645	1,391	57	—
Cost of sales	—	(2)	(19)	(2)	(1)	—	—	(8,042)	(149)	(64)	—
Depreciation and amortization	—	—	—	(1)	—	—	—	(452)	(1)	(2)	—

Gross profit (loss)	—	32	26	11	21	—	—	1,603	1,242	(7)	—
General and administrative expenses	(6)	—	(1)	—	(1)	(1)	(1)	(753)	(107)	(8)	(2)
Finance income	4	2	1	4	1	—	1	148	58	1	—
Finance expenses	(60)	(11)	(5)	(3)	(4)	(41)	(41)	(1,281)	(223)	—	(7)

Operational profit (loss)	(62)	23	21	12	17	(42)	(41)	(283)	970	(14)	(9)
Income tax and the Social Contribution tax	—	(2)	(2)	(1)	(1)	—	—	(30)	(108)	5	—

Net income (loss) for the year	(62)	21	19	11	16	(42)	(41)	(313)	862	(9)	(9)

Comprehensive income (loss) effects	1	—	—	—	—	—	—	3	—	—	—

Comprehensive income (loss) for the year	(61)	21	19	11	16	(42)	(41)	(310)	862	(9)	(9)

2016	Hidrelétrica Cachoeirão	Baguari Energia	Guanhães Energia	Madeira Energia	Hidrelétrica Pipoca	Retiro Baixo	Renova	Central Eólica de Parajuru	Central Eólica de Morgado	Central Eólica Volta do Rio	Lightger	Amazônia Energia	Aliança Geração
Assets
Current	43	45	16	1,520	20	30	136	38	24	37	35	—	388
Cash and cash equivalents	40	11	1	58	17	19	36	18	17	27	32	—	147
Non-current	86	220	65	23,557	98	377	5,765	128	142	245	152	1,048	2,512

Total assets	129	265	81	25,077	118	407	5,901	166	166	282	187	1,048	2,900

	—	—	—	—	—	—	—	—	—	—	—	—	—
Liabilities	—	—	—	—	—	—	—	—	—	—	—	—	—
Current	9	12	191	3,131	8	25	3,347	19	27	37	16	—	592
Suppliers	2	6	—	662	—	1	547	1	1	1	6	—	101
Non-current	17	5	11	15,527	45	118	598	58	74	108	86	—	335
Equity	103	248	(121)	6,419	65	264	1,956	89	65	137	85	1,048	1,973

Total liabilities	129	265	81	25,077	118	407	5,901	166	166	282	187	1,048	2,900

	—	—	—	—	—	—	—	—	—	—	—	—	—
Statement of income	—	—	—	—	—	—	—	—	—	—	—	—	—
Net sales revenue	34	65	—	2,803	25	62	484	27	22	29	36	—	804
Cost of sales	(10)	(12)	—	(1,845)	(6)	(29)	(454)	(17)	(17)	(27)	(17)	—	(314)
Depreciation and amortization	(3)	(9)	—	(673)	(3)	(9)	(93)	(10)	(10)	(17)	(11)	—	(125)

Gross profit (loss)	24	53	—	958	19	33	30	10	5	2	19	—	490
General and administrative expenses	—	(1)	—	(146)	(2)	—	(41)	(1)	(1)	(2)	(1)	(1)	(58)
Impairment of PP&E	—	—	—	—	—	—	(281)	—	—	—	—	—	—
Adjustment for losses on investment	—	—	—	—	—	—	(455)	—	—	—	—	—	—
Finance income	4	15	—	146	2	2	16	3	3	5	3	—	46
Finance expenses	(3)	(1)	(208)	(1,552)	(6)	(15)	(424)	(7)	(10)	(15)	(10)	(8)	(58)

Operational profit (loss)	25	66	(208)	(594)	13	20	(1,155)	5	(3)	(10)	11	(9)	420
Income tax and the Social Contribution tax	(2)	(7)	—	(23)	(2)	(3)	54	(2)	1	3	(3)	—	(127)

Net income (loss) for the year	23	59	(208)	(617)	11	17	(1,101)	3	(2)	(7)	8	(9)	293

Comprehensive income (loss) effects	—	—	—	—	—	—	99	—	—	—	—	—	—

Comprehensive income (loss) for the year	23	59	(208)	(617)	11	17	(1,002)	3	(2)	(7)	8	(9)	293

Summary of Remeasurement of Interest Previously Held in Subsidiaries at Fair Value

As specified in IFRS 3 – Business combinations, the Company remeasured the interest previously held in the investments at fair value, and any difference between the fair value and the carrying value of the previously held interest was recognized in the statement of income for the year, as follows:

	Light	Lightger	Total
Fair value at November 30, 2018	3,198	257	3,455
Equity interest held by the Company before the acquisition of control	47.25%	49.00%
Company’s original interest, valued at fair value on the acquisition date	1,511	126	1,637
Original book value	(1,794)	(42)	(1,836)

Gain (loss) on remeasurement of previously held equity interest in subsidiaries acquired	(283)	84	(199)

Summary of Fair Value of Interest Acquired, and Remeasurement of Previous Equity Interest in Subsidiaries

The fair value of the net assets acquired, and the remeasurement of the previous held interest in the subsidiaries is as follows:

	Light	Lightger	Total
Total consideration paid (1)	104	—	104
Previously held interest, valued at fair value on the acquisition date	1,511	257	1,768

Total	1,615	257	1,872

Intangible – Right to exploitation of the regulated activity	475	127	602
Fair value of other assets and liabilities identified	1,140	130	1,270

Total	1,615	257	1,872

(1)	The interest in LightGer was acquired indirectly and did not involve a payment of consideration.

Summary of Remeasured the Interest Previously Held at Fair Value

Upon obtaining control, the Company remeasured the previously held interest in these investments at fair value, and the difference between the fair value and the carrying value was recognized in the statement of income for the year, as follows:

	Parajuru	Volta do Rio	Total
Fair value on the transaction date	146	181	327
Previously held interest before the acquisition of control	49%	49%

Previously held interest at fair value on the acquisition date	71	89	160
Carrying value as of acquisition date	50	30	80

Gain on remeasurement of previously held equity interest in subsidiaries acquired	21	59	80

Summary of Allocation of Fair Value of Interest Obtained, and Remeasurement of Previously Held Interest

The allocation of the fair value of the interest acquired, and the remeasurement of the previous equity interest in the subsidiaries are as follows:

	Parajuru	Volta do Rio	Total
Total consideration paid for 51% interest in Parajuru and Volta do Rio.	75	92	167
Previously held interest, of 49%, at fair value on the acquisition date	71	89	160

Total	146	181	327

Intangible – Right to exploitation of the regulated activity (1)	66	96	162
Fair value of other assets and liabilities identified	80	85	165

Total	146	181	327

(1)	Intangible corresponding to the right of authorization to generate wind power granted to the investees, identifiable and with defined useful life.

Parajuru and Volta do Rio [member]
Statement [LineItems]
Summary of Components of Consideration Paid for Interest

Consideration paid for the 51% interest in Parajuru and Volta do Rio was as follows:

Amount owed by Energimp due to the adjustment of the original acquisition price of the investees	37
Inflation adjustment of the adjustment to the acquisition price (Note 30).	77
Indemnities	2
Adjustments under the negotiation for elimination of crossover holdings of the assets (1)	(12)

Total amount owed to the Company by Energimp as a result of the arbitration process.	104
49% equity interest held by the Company in Morgado (2).	39
Cash consideration (3).	24

Consideration paid for a 51% interest in Parajuru and Volta do Rio	167

(1)

Amounts have been adjusted in accordance with the terms of the agreement. On December 20, 2018, a valuation was made to determine the fair value of the net assets acquired, resulting in an adjustment for the difference between the fair value of the net assets and the value used as a reference.

(2)	The fair value of Morgado was calculated by independent appraisal using of the discounted cash flow valuation model.
(3)

Cash payment to Energimp for the reimbursement of amounts paid in excess of the final settled amount comprised of: R$ 5 already been paid in 2018, R$ 16 that will be paid in 2019, and R$ 3 that were deposited in an escrow account as guarantee against future contingencies.